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[GRAPHIC APPEARS HERE]

                                                   October 5, 2005

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

     Re:  The Oberweis Funds
          File Nos. 33-9093 and 811-4854

To The Commission:

     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated October 1, 2005 and Statement of Additional Information dated October 1, 2005 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                                   Very truly yours,


                                                   /s/ Renee M. Hardt
                                                   ------------------
                                                   Renee M. Hardt